NET INCOME/LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
NET INCOME/LOSS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted (loss) income from continuing operations per share	(277,048)	(35,700)	46,463
Numerator for basic and diluted income from discontinued operations per share	340,787	-	-
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	36,848,816	38,469,234	38,826,800
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	36,848,816	38,469,234	39,303,760
Basic (loss) income per share - continuing operations	(7.52)	(0.93)	1.20
Diluted (loss) income per share- continuing operations	(7.52)	(0.93)	1.18
Basic and diluted income per share- discontinued operations	9.25	-	-